13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2007
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		05/09/2007
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 52
                                        ----------------------

Form 13F Information Table Value Total: 367,031
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9481   124050 SH       Sole                   121500              2550
                                                              7437    97300 SH       Defined                 97300
AFLAC Inc.                     COM              001055102     4581    97336 SH       Sole                    95736              1600
                                                              3162    67200 SH       Defined                 67200
American Express Co.           COM              025816109     7070   125350 SH       Sole                   122800              2550
                                                              6655   118000 SH       Defined                118000
Aon Corp.                      COM              037389103     4013   105725 SH       Sole                   103625              2100
                                                              2143    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105     9753   222175 SH       Sole                   218025              4150
                                                              6779   154425 SH       Defined                154425
Berkshire Hathaway - CL A      COM              084670108    37275      342 SH       Sole                      342
                                                             10463       96 SH       Defined                    96
Berkshire Hathaway - CL B      COM              084670207    14676     4032 SH       Sole                     3927               105
                                                              3869     1063 SH       Defined                  1063
Cadbury Schweppes plc-Spons AD COM              127209302    11282   219630 SH       Sole                   215580              4050
                                                              8186   159350 SH       Defined                159350
Capital One Financial Corp.    COM              14040H105     7437    98550 SH       Sole                    96700              1850
                                                              3969    52600 SH       Defined                 52600
Constellation Brands, Inc.     COM              21036P108     6856   323680 SH       Sole                   316955              6725
                                                              5679   268150 SH       Defined                268150
DuPont                         COM              263534109     6650   134525 SH       Sole                   131575              2950
                                                              6746   136475 SH       Defined                136475
E. W. Scripps Co.              COM              811054204     8709   194915 SH       Sole                   191260              3655
                                                              7741   173245 SH       Defined                173245
Fidelity National Information  COM              31620M106    11520   253400 SH       Sole                   248775              4625
                                                              9099   200149 SH       Defined                200149
IMS Health Inc.                COM              449934108     5422   182809 SH       Sole                   178934              3875
                                                              4595   154925 SH       Defined                154925
Johnson & Johnson              COM              478160104     8416   139659 SH       Sole                   136709              2950
                                                              7183   119200 SH       Defined                119200
Masco Corp.                    COM              574599106     5132   187300 SH       Sole                   182400              4900
                                                              4316   157500 SH       Defined                157500
Microsoft Corp.                COM              594918104     6060   217425 SH       Sole                   212575              4850
                                                              5371   192725 SH       Defined                192725
Oracle Corp.                   COM              68389X105     9073   500425 SH       Sole                   490350             10075
                                                              7511   414300 SH       Defined                414300
Praxair, Inc.                  COM              74005P104     9419   149600 SH       Sole                   146900              2700
                                                              6543   103925 SH       Defined                103925
Time Warner Inc.               COM              887317105     7567   383715 SH       Sole                   378040              5675
                                                              4468   226550 SH       Defined                226550
Tyco International Ltd.        COM              902124106     4653   147482 SH       Sole                   144507              2975
                                                              3755   119025 SH       Defined                119025
United Technologies Corp.      COM              913017109     7472   114952 SH       Sole                   112677              2275
                                                              6167    94875 SH       Defined                 94875
Viacom Inc. - CL B             COM              92553P201     6233   151625 SH       Sole                   148500              3125
                                                              3916    95262 SH       Defined                 95262
Willis Group Holdings Ltd.     COM              G96655108     6416   162100 SH       Sole                   158875              3225
                                                              5424   137050 SH       Defined                137050
eBay Inc.                      COM              278642103     5174   156075 SH       Sole                   153100              2975
                                                              5026   151625 SH       Defined                151625
IShares Russell Mid Cap Index  ETF              464287499      268 2575.000 SH       Sole                 2575.000
MMM Jan 09 Call Strk Px $55    CALL             8JN99L069      221       94 CALLS    Sole                       94